Distribution Date:	12/12/25	COMM 2016-CCRE28 Mortgage Trust
Determination Date:	12/08/25
Next Distribution Date:	01/12/26
Record Date:	11/28/25	Commercial Mortgage Pass-Through Certificates
Series 2016-CCRE28

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Trimont LLC
Additional Information	6
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	7
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	9-13		CWCAMnoticesCOMM2016-CCRE28		CWCAMnoticesCOMM2016-CCRE28@cwcapital.com
Mortgage Loan Detail (Part 1)	14		7501 Wisconsin Avenue, Suite 500 West | Bethesda, MD 20814 | United States
Mortgage Loan Detail (Part 2)	15	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	16
			David Rodgers	(212) 230-9025
Historical Detail	17		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	19		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	20				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	21		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	22	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	23		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	24
		Controlling Class	Cannae Portfolio Advisors, LLC
Interest Shortfall Detail - Collateral Level	25	Representative
Supplemental Notes	26		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12593YBA0	1.770000%	21,720,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12593YBB8	2.886000%	82,786,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12593YBC6	3.525000%	47,975,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12593YBD4	3.495000%	230,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12593YBE2	3.762000%	281,279,000.00	47,419,434.86	47,419,434.86	148,659.93	0.00	0.00	47,568,094.79	0.00	0.00%	30.00%
A-HR	12593YBF9	3.651000%	55,000,000.00	43,346,593.98	20,045,472.42	131,882.01	0.00	0.00	20,177,354.43	23,301,121.56	92.66%	30.00%
A-M	12593YBK8	4.066000%	39,789,000.00	39,789,000.00	0.00	134,818.39	0.00	0.00	134,818.39	39,789,000.00	80.11%	26.13%
B	12593YBL6	4.592832%	73,160,000.00	73,160,000.00	0.00	280,009.65	0.00	0.00	280,009.65	73,160,000.00	57.05%	19.00%
C	12593YBM4	4.592832%	50,056,000.00	50,056,000.00	0.00	191,582.33	0.00	0.00	191,582.33	50,056,000.00	41.27%	14.13%
D	12593YBN2	3.842832%	33,371,000.00	33,371,000.00	0.00	106,865.95	0.00	0.00	106,865.95	33,371,000.00	30.76%	10.88%
E	12593YAL7	4.092832%	25,670,000.00	25,670,000.00	0.00	88,172.60	0.00	0.00	88,172.60	25,670,000.00	22.66%	8.38%
F*	12593YAN3	3.250000%	26,954,000.00	26,954,000.00	0.00	15,096.66	0.00	0.00	15,096.66	26,954,000.00	14.17%	5.75%
G	12593YAQ6	3.250000%	11,551,000.00	11,551,000.00	0.00	0.00	0.00	0.00	0.00	11,551,000.00	10.53%	4.63%
H	12593YAS2	3.250000%	17,969,000.00	17,969,000.00	0.00	0.00	0.00	0.00	0.00	17,969,000.00	4.86%	2.88%
J	12593YAU7	3.250000%	29,521,412.00	20,252,422.83	0.00	0.00	0.00	4,823,653.50	0.00	15,428,769.33	0.00%	0.00%
V	12593YAW3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12593YAY9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,026,801,412.00	389,538,451.67	67,464,907.28	1,097,087.52	0.00	4,823,653.50	68,561,994.80	317,249,890.89

XP-A	12593YBG7	0.000000%	703,549,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	12593YBH5	0.692131%	703,549,000.00	87,208,434.86	0.00	50,299.74	0.00	0.00	50,299.74	39,789,000.00
X-HR	12593YBJ1	0.941832%	55,000,000.00	43,346,593.98	0.00	34,021.00	0.00	0.00	34,021.00	23,301,121.56
X-B	12593YAA1	0.000000%	123,216,000.00	123,216,000.00	0.00	0.00	0.00	0.00	0.00	123,216,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance Support¹			Support¹

X-C	12593YAC7	0.641304%	59,041,000.00	59,041,000.00	0.00	31,552.71	0.00	0.00	31,552.71	59,041,000.00
X-D	12593YAE3	1.342832%	26,954,000.00	26,954,000.00	0.00	30,162.24	0.00	0.00	30,162.24	26,954,000.00
X-E	12593YAG8	1.342832%	29,520,000.00	29,520,000.00	0.00	33,033.66	0.00	0.00	33,033.66	29,520,000.00
X-F	12593YAJ2	1.342832%	29,521,412.00	20,252,422.83	0.00	22,663.00	0.00	0.00	22,663.00	15,428,769.33
Notional SubTotal			1,730,350,412.00	389,538,451.67	0.00	201,732.35	0.00	0.00	201,732.35	317,249,890.89

Deal Distribution Total					67,464,907.28	1,298,819.87	0.00	4,823,653.50	68,763,727.15

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12593YBA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12593YBB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12593YBC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12593YBD4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12593YBE2	168.58505207	168.58505207	0.52851414	0.00000000	0.00000000	0.00000000	0.00000000	169.11356621	0.00000000
A-HR	12593YBF9	788.11989055	364.46313491	2.39785473	0.00000000	0.00000000	0.00000000	0.00000000	366.86098964	423.65675564
A-M	12593YBK8	1,000.00000000	0.00000000	3.38833321	0.00000000	0.00000000	0.00000000	0.00000000	3.38833321	1,000.00000000
B	12593YBL6	1,000.00000000	0.00000000	3.82735990	0.00000000	0.00000000	0.00000000	0.00000000	3.82735990	1,000.00000000
C	12593YBM4	1,000.00000000	0.00000000	3.82735996	0.00000000	0.00000000	0.00000000	0.00000000	3.82735996	1,000.00000000
D	12593YBN2	1,000.00000000	0.00000000	3.20235983	0.00000000	0.00000000	0.00000000	0.00000000	3.20235983	1,000.00000000
E	12593YAL7	1,000.00000000	0.00000000	3.43485002	(0.02415660)	0.00000000	0.00000000	0.00000000	3.43485002	1,000.00000000
F	12593YAN3	1,000.00000000	0.00000000	0.56008978	2.14824367	19.50945351	0.00000000	0.00000000	0.56008978	1,000.00000000
G	12593YAQ6	1,000.00000000	0.00000000	0.00000000	2.70833348	21.66666782	0.00000000	0.00000000	0.00000000	1,000.00000000
H	12593YAS2	1,000.00000000	0.00000000	0.00000000	2.70833324	21.66666592	0.00000000	0.00000000	0.00000000	1,000.00000000
J	12593YAU7	686.02487002	0.00000000	0.00000000	1.85798396	58.60052493	0.00000000	163.39508083	0.00000000	522.62978918
V	12593YAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12593YAY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
XP-A	12593YBG7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-A	12593YBH5	123.95502639	0.00000000	0.07149430	0.00000000	0.00000000	0.00000000	0.00000000	0.07149430	56.55469626
X-HR	12593YBJ1	788.11989055	0.00000000	0.61856364	0.00000000	0.00000000	0.00000000	0.00000000	0.61856364	423.65675564
X-B	12593YAA1	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-C	12593YAC7	1,000.00000000	0.00000000	0.53442032	0.00000000	0.00000000	0.00000000	0.00000000	0.53442032	1,000.00000000
X-D	12593YAE3	1,000.00000000	0.00000000	1.11902649	0.00000000	0.00000000	0.00000000	0.00000000	1.11902649	1,000.00000000
X-E	12593YAG8	1,000.00000000	0.00000000	1.11902642	0.00000000	0.00000000	0.00000000	0.00000000	1.11902642	1,000.00000000
X-F	12593YAJ2	686.02487002	0.00000000	0.76768008	0.00000000	0.00000000	0.00000000	0.00000000	0.76768008	522.62978918

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	11/01/25 - 11/30/25	30	0.00	148,659.93	0.00	148,659.93	0.00	0.00	0.00	148,659.93	0.00
A-HR	11/01/25 - 11/30/25	30	0.00	131,882.01	0.00	131,882.01	0.00	0.00	0.00	131,882.01	0.00
XP-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	11/01/25 - 11/30/25	30	0.00	50,299.74	0.00	50,299.74	0.00	0.00	0.00	50,299.74	0.00
X-HR	11/01/25 - 11/30/25	30	0.00	34,021.00	0.00	34,021.00	0.00	0.00	0.00	34,021.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	11/01/25 - 11/30/25	30	0.00	31,552.71	0.00	31,552.71	0.00	0.00	0.00	31,552.71	0.00
X-D	11/01/25 - 11/30/25	30	0.00	30,162.24	0.00	30,162.24	0.00	0.00	0.00	30,162.24	0.00
X-E	11/01/25 - 11/30/25	30	0.00	33,033.66	0.00	33,033.66	0.00	0.00	0.00	33,033.66	0.00
X-F	11/01/25 - 11/30/25	30	0.00	22,663.00	0.00	22,663.00	0.00	0.00	0.00	22,663.00	0.00
A-M	11/01/25 - 11/30/25	30	0.00	134,818.39	0.00	134,818.39	0.00	0.00	0.00	134,818.39	0.00
B	11/01/25 - 11/30/25	30	0.00	280,009.65	0.00	280,009.65	0.00	0.00	0.00	280,009.65	0.00
C	11/01/25 - 11/30/25	30	0.00	191,582.33	0.00	191,582.33	0.00	0.00	0.00	191,582.33	0.00
D	11/01/25 - 11/30/25	30	0.00	106,865.95	0.00	106,865.95	0.00	0.00	0.00	106,865.95	0.00
E	11/01/25 - 11/30/25	30	620.10	87,552.50	0.00	87,552.50	(620.10)	0.00	0.00	88,172.60	0.00
F	11/01/25 - 11/30/25	30	467,954.05	73,000.42	0.00	73,000.42	57,903.76	0.00	0.00	15,096.66	525,857.81
G	11/01/25 - 11/30/25	30	218,987.72	31,283.96	0.00	31,283.96	31,283.96	0.00	0.00	0.00	250,271.68
H	11/01/25 - 11/30/25	30	340,662.28	48,666.04	0.00	48,666.04	48,666.04	0.00	0.00	0.00	389,328.32
J	11/01/25 - 11/30/25	30	1,675,119.93	54,850.31	0.00	54,850.31	54,850.31	0.00	0.00	0.00	1,729,970.24
Totals			2,703,344.08	1,490,903.84	0.00	1,490,903.84	192,083.97	0.00	0.00	1,298,819.87	2,895,428.05

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	68,763,727.15
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,496,580.50	Master Servicing Fee	2,574.17
Interest Reductions due to Nonrecoverability Determination	(188,000.00)	Certificate Administrator Fee	1,705.23
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	162.31
ARD Interest	0.00	Operating Advisor Fee	824.94
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,308,580.50	Total Fees	5,476.65

Principal		Expenses/Reimbursements
Scheduled Principal	72,287,556.07	Reimbursement for Interest on Advances	679.04
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(2,795.14)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	6,400.07
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	1,004.71	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	4,823,653.50
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	72,288,560.78	Total Expenses/Reimbursements	4,827,937.47

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,298,819.87
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	67,464,907.28
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	68,763,727.15
Total Funds Collected	73,597,141.28	Total Funds Distributed	73,597,141.27

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	389,538,451.67	389,538,451.67	Beginning Certificate Balance	389,538,451.67
(-) Scheduled Principal Collections	72,287,556.07	72,287,556.07	(-) Principal Distributions	67,464,907.28
(-) Unscheduled Principal Collections	1,004.71	1,004.71	(-) Realized Losses	4,823,653.50
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	4,823,653.50
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	317,249,890.89	317,249,890.89	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	389,580,788.68	389,580,788.68	Ending Certificate Balance	317,249,890.89
Ending Actual Collateral Balance	317,338,427.08	317,338,427.08

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	480.04	0.00	UC / (OC) Change	0.00
Current Period Advances	4,823,653.50	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	4,824,133.54	0.00	Net WAC Rate	4.59%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	7,499,999 or less	0	0.00	0.00%	0	0.0000	0.000000	1.39 or less	3	123,020,275.84	38.78%	0	4.6562	1.135674
7,500,000 to 14,999,999		1	14,721,816.29	4.64%	1	4.7500	1.183700	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.45 to 1.54	2	103,229,615.05	32.54%	(5)	4.5374	1.496040
25,000,000 to 49,999,999		3	134,229,615.05	42.31%	(4)	4.5155	1.763658	1.55 to 1.99	1	43,000,000.00	13.55%	(1)	4.2800	1.720100
	50,000,000 or greater	3	168,298,459.55	53.05%	0	4.6037	1.249451	2.00 to 2.49	1	48,000,000.00	15.13%	1	4.7000	2.006900
	Totals	7	317,249,890.89	100.00%	(2)	4.5732	1.463963	2.50 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	7	317,249,890.89	100.00%	(2)	4.5732	1.463963
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	3	158,798,459.55	50.05%	0	4.5502	1.529950
							Industrial	1	43,000,000.00	13.55%	(1)	4.2800	1.720100
Missouri	1	43,229,615.05	13.63%	(13)	4.5450	1.536900
							Lodging	1	43,229,615.05	13.63%	(13)	4.5450	1.536900
New York	2	100,500,000.00	31.68%	(1)	4.5958	1.369379
							Mixed Use	1	60,000,000.00	18.91%	0	4.5320	1.466600
Texas	1	14,721,816.29	4.64%	1	4.7500	1.183700
							Office	2	105,500,000.00	33.25%	0	4.7719	1.516488
Totals	7	317,249,890.89	100.00%	(2)	4.5732	1.463963
							Retail	2	65,520,275.84	20.65%	0	4.5019	1.160751

							Totals	7	317,249,890.89	100.00%	(2)	4.5732	1.463963

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.4999% or less	2	93,798,459.55	29.57%	0	4.3612	1.413571	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	3	151,229,615.05	47.67%	(3)	4.5890	1.658186	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	2	72,221,816.29	22.76%	(1)	4.8153	1.122714	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	317,249,890.89	100.00%	(2)	4.5732	1.463963	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	7	317,249,890.89	100.00%	(2)	4.5732	1.463963
								Totals	7	317,249,890.89	100.00%	(2)	4.5732	1.463963
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	56 months or less	7	317,249,890.89	100.00%	(2)	4.5732	1.463963	Interest Only	4	208,500,000.00	65.72%	0	4.6014	1.544124
57 months to 117 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	3	108,749,890.89	34.28%	(5)	4.5190	1.310275
	118 months or more	0	0.00	0.00%	0	0.0000	0.000000	300 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	317,249,890.89	100.00%	(2)	4.5732	1.463963	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	7	317,249,890.89	100.00%	(2)	4.5732	1.463963
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000			No outstanding loans in this group
	12 months or less	6	269,249,890.89	84.87%	(2)	4.5506	1.367172
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	48,000,000.00	15.13%	1	4.7000	2.006900
	Totals	7	317,249,890.89	100.00%	(2)	4.5732	1.463963
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
3	406100347	MU	Santa Monica	CA	Actual/360	4.532%	226,600.00	0.00	0.00	N/A	12/06/25	--	60,000,000.00	60,000,000.00	11/06/25
4	304961112	OF	New York	NY	Actual/360	4.832%	231,533.33	0.00	0.00	N/A	11/01/25	11/01/27	57,500,000.00	57,500,000.00	12/01/25
5	407000343	LO	St. Louis	MO	Actual/360	4.545%	164,175.22	116,978.93	0.00	N/A	11/06/24	11/06/26	43,346,593.98	43,229,615.05	12/06/25
6	656100490	RT	Los Angeles	CA	Actual/360	4.430%	187,857.83	88,536.19	0.00	N/A	12/06/25	--	50,886,995.74	50,798,459.55	11/06/25
8	656100501	OF	San Francisco	CA	Actual/360	4.700%	0.00	0.00	0.00	N/A	01/06/26	--	48,000,000.00	48,000,000.00	07/06/24
9	406110339	IN	Brooklyn	NY	Actual/360	4.280%	153,366.67	0.00	0.00	11/06/25	05/06/30	--	43,000,000.00	43,000,000.00	12/06/25
12	305371012	RT	Washington	MO	Actual/360	4.852%	103,989.30	25,718,704.83	0.00	N/A	12/06/25	--	25,718,704.83	0.00	12/06/25
15	656100486	OF	Frisco	TX	Actual/360	4.450%	82,201.57	22,166,716.73	0.00	N/A	12/01/25	--	22,166,716.73	0.00	12/01/25
20	656100505	RT	Lubbock	TX	Actual/360	4.750%	58,373.17	25,090.40	0.00	N/A	01/06/26	--	14,746,906.69	14,721,816.29	12/06/25
21	305371021	LO	Charlotte Amalie	VI	Actual/360	5.000%	47,531.85	11,407,642.96	0.00	N/A	12/06/25	--	11,407,642.96	0.00	12/06/25
31	406100345	MH	Mishawaka	IN	Actual/360	5.150%	37,319.45	8,695,793.72	0.00	N/A	12/06/25	--	8,695,793.72	0.00	12/06/25
42	305371042	RT	Washington	MI	Actual/360	4.610%	15,632.11	4,069,097.02	0.00	N/A	12/06/25	--	4,069,097.02	0.00	12/06/25
Totals							1,308,580.50	72,288,560.78	0.00				389,538,451.67	317,249,890.89
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	7,274,844.34	3,089,126.19	01/01/25	06/30/25	12/08/25	0.00	0.00	226,350.00	226,350.00	0.00	0.00
4	22,688,535.88	19,184,508.16	01/01/25	09/30/25	12/08/25	0.00	0.00	0.00	0.00	0.00	0.00
5	11,937,445.51	12,278,445.51	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,207,488.16	3,081,720.30	01/01/25	09/30/25	--	0.00	0.00	273,418.05	273,418.05	0.00	0.00
8	4,655,057.00	0.00	--	--	12/08/25	46,839,887.86	174,003.90	0.00	0.00	0.00	4,823,653.50
9	9,809,766.00	4,859,409.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,346,968.39	978,891.97	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,995,442.59	1,263,805.02	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,426,892.30	916,477.80	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,245,436.00	2,321,860.28	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	749,026.13	429,559.50	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	69,336,902.30	48,403,803.73				46,839,887.86	174,003.90	499,768.05	499,768.05	0.00	4,823,653.50

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
5	407000343	1,004.71	Partial Liquidation (Curtailment)	0.00	0.00
Totals		1,004.71		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/12/25	0	0.00	0	0.00	1	48,000,000.00	0	0.00	0	0.00	1	57,500,000.00	1	1,004.71	0	0.00	4.573191%	4.426030%	(2)
11/13/25	0	0.00	0	0.00	1	48,000,000.00	0	0.00	0	0.00	0	0.00	1	1,004.71	1	767,000.00	4.610319%	4.486616%	(1)
10/10/25	0	0.00	0	0.00	1	48,000,000.00	0	0.00	0	0.00	0	0.00	1	1,004.71	1	4,100,000.00	4.599500%	4.494421%	1
09/12/25	1	3,687,129.00	0	0.00	1	48,000,000.00	0	0.00	0	0.00	0	0.00	1	1,154.71	1	5,805,985.66	4.561308%	4.470529%	1
08/12/25	1	3,695,455.18	0	0.00	1	48,000,000.00	0	0.00	0	0.00	0	0.00	1	1,154.71	3	19,455,893.72	4.602540%	4.565024%	3
07/11/25	0	0.00	0	0.00	1	48,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	5,253,853.35	4.606619%	4.568978%	4
06/12/25	0	0.00	0	0.00	1	48,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	4,680,024.43	4.604467%	4.567528%	5
05/12/25	0	0.00	0	0.00	1	48,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.604735%	4.567957%	6
04/11/25	0	0.00	0	0.00	1	48,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	28,500,000.00	4.607197%	4.555879%	6
03/12/25	0	0.00	0	0.00	1	48,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.606668%	4.556795%	7
02/12/25	0	0.00	0	0.00	1	48,000,000.00	0	0.00	0	0.00	1	44,359,129.26	1	2,361,467.88	0	0.00	4.606652%	4.556775%	8
01/10/25	0	0.00	0	0.00	1	48,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.606454%	4.555863%	9
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 26

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	406100347	11/06/25	0	5	226,350.00	226,350.00	0.00	60,000,000.00	09/03/25	13
8	656100501	07/06/24	16	6	0.00	0.00	0.00	48,000,000.00	03/04/24	2
Totals					226,350.00	226,350.00	0.00	108,000,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		110,798,460	50,798,460	60,000,000		0
0 - 6 Months		62,721,816	14,721,816	48,000,000		0
7 - 12 Months		43,229,615	43,229,615	0		0
13 - 24 Months		57,500,000	57,500,000	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		43,000,000	43,000,000	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-25	317,249,891	269,249,891	0	0	48,000,000	0
Nov-25	389,538,452	284,038,452	57,500,000	0	48,000,000	0
Oct-25	491,121,226	443,121,226	0	0	48,000,000	0
Sep-25	592,814,062	541,126,933	3,687,129	0	48,000,000	0
Aug-25	701,288,445	649,592,989	3,695,455	0	48,000,000	0
Jul-25	721,603,212	673,603,212	0	0	48,000,000	0
Jun-25	743,755,003	695,755,003	0	0	48,000,000	0
May-25	749,342,293	701,342,293	0	0	48,000,000	0
Apr-25	756,594,108	708,594,108	0	0	48,000,000	0
Mar-25	786,007,925	738,007,925	0	0	48,000,000	0
Feb-25	787,097,253	739,097,253	0	0	48,000,000	0
Jan-25	790,366,134	695,537,923	0	0	94,828,211	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	406100347	60,000,000.00	60,000,000.00	180,000,000.00	09/09/15	3,040,951.69	1.46660	06/30/25	12/06/25	I/O
4	304961112	57,500,000.00	57,500,000.00	340,000,000.00	09/22/25	17,304,480.16	1.10710	09/30/25	11/01/25	I/O
8	656100501	48,000,000.00	48,000,000.00	7,110,000.00	03/03/25	4,590,568.00	2.00690	09/30/23	01/06/26	I/O
Totals		165,500,000.00	165,500,000.00	527,110,000.00		24,935,999.85

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	406100347	MU	CA	09/03/25	13

The loan transferred to special servicing on 9/3/2025 due to Imminent Monetary Default (Balloon/Maturity Default). The loan transferred ahead of the 12/6/25 maturity. The loan is secured by a 133,496 SF mixed-use property located in Santa

Monica, CA. Occupancy as of October 2025 was 73.5%. The September 2025 YTD NOI DSCR was approximately 1.87x. A November 2025 site inspection found the property to be in good overall condition. Discussions with the Borrower are underway regarding a potential loan modification.

4	304961112	OF	NY	08/15/25	1
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

8	656100501	OF	CA	03/04/24	2
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	304961112	0.00	4.83200%	0.00	4.83200%	1	11/05/25	11/01/25	--
5	407000343	51,782,941.10	4.54500%	51,782,941.10	4.54500%	10	04/22/20	04/06/20	07/06/20
5	407000343	0.00	4.54500%	0.00	4.54500%	1	12/31/24	12/31/24	07/06/20
6	656100490	55,000,000.00	4.43000%	55,000,000.00	4.43000%	9	02/12/21	01/03/21	--
10	28200779	24,000,000.00	4.96000%	24,000,000.00	4.96000%	9	08/03/20	05/06/20	10/07/20
10A	656100483	16,000,000.00	4.96000%	16,000,000.00	4.96000%	9	08/03/20	05/06/20	10/07/20
30	656100487	10,611,846.33	4.99000%	10,611,846.33	4.99000%	10	04/20/20	05/06/20	06/08/20
Totals		157,394,787.43		157,394,787.43
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
24	407000587 03/11/22	11,437,721.32	7,200,000.00	8,205,893.29	2,673,764.77	7,985,038.45	5,311,273.68	6,126,447.64	0.00	217,359.67	5,909,087.97	47.27%
28	656100479 04/12/21	10,487,310.20	16,200,000.00	11,656,819.64	1,182,974.84	11,656,819.64	10,473,844.80	13,465.40	0.00	413.74	13,051.66	0.11%
32	28000773 02/11/22	8,586,127.25	8,800,000.00	8,846,181.18	1,814,115.02	8,487,114.17	6,672,999.15	1,913,128.10	0.00	34,421.66	1,878,706.44	18.78%
39	407000562 05/12/22	5,327,791.28	4,400,000.00	4,632,868.37	816,075.61	4,632,868.37	3,816,792.76	1,510,998.52	0.00	43,334.96	1,467,663.56	25.30%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		35,838,950.05	36,600,000.00	33,341,762.48	6,486,930.24	32,761,840.63	26,274,910.39	9,564,039.66	0.00	295,530.03	9,268,509.63

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
24	407000587	08/12/25	0.00	0.00	5,909,087.97	0.00	0.00	3,000.00	0.00	0.00	5,909,087.97
		10/11/24	0.00	0.00	5,906,087.97	0.00	0.00	(24,425.48)	0.00	0.00
		03/10/23	0.00	0.00	5,930,513.45	0.00	0.00	(195,934.19)	0.00	0.00
		03/11/22	0.00	0.00	6,126,447.64	0.00	0.00	6,126,447.64	0.00	0.00
28	656100479	05/12/22	0.00	0.00	13,051.66	0.00	0.00	(413.74)	0.00	0.00	13,051.66
		04/12/21	0.00	0.00	13,465.40	0.00	0.00	13,465.40	0.00	0.00
32	28000773	08/12/25	0.00	0.00	1,878,706.44	0.00	0.00	3,000.00	0.00	0.00	1,878,706.44
		10/11/24	0.00	0.00	1,875,706.44	0.00	0.00	(50,165.51)	0.00	0.00
		09/12/22	0.00	0.00	1,925,871.95	0.00	0.00	6,242.34	0.00	0.00
		08/12/22	0.00	0.00	1,919,629.61	0.00	0.00	2,545.00	0.00	0.00
		07/12/22	0.00	0.00	1,917,084.61	0.00	0.00	3,956.51	0.00	0.00
		02/11/22	0.00	0.00	1,913,128.10	0.00	0.00	1,913,128.10	0.00	0.00
39	407000562	10/11/24	0.00	0.00	1,467,663.56	0.00	0.00	(40,456.46)	0.00	0.00	1,467,663.56
		01/12/24	0.00	0.00	1,508,120.02	0.00	0.00	(2,878.50)	0.00	0.00
		05/12/22	0.00	0.00	1,510,998.52	0.00	0.00	1,510,998.52	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	9,268,509.63	0.00	0.00	9,268,509.63	0.00	0.00	9,268,509.63

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	(416.67)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	(12,378.47)	0.00	0.00	0.00	0.00	0.00	604.15	0.00	0.00	0.00
5	0.00	0.00	0.00	0.00	2,801.49	0.00	0.00	0.00	0.61	0.00	0.00	0.00
6	0.00	0.00	0.00	0.00	2,763.94	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	10,000.00	0.00	0.00	0.00	0.00	188,000.00	0.00	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	74.28	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	834.64	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(2,795.14)	0.00	6,400.07	0.00	0.00	188,000.00	679.04	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		192,283.97

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 26

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26